Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income
Loans, including fees	$ 7,080	$ 6,795	$ 8,999
Securities	199	218	422
FHLB stock dividends	81	86	83
Federal funds sold and other	140	169	152
Total interest and dividend income	7,500	7,268	9,656
Interest expense
Deposits	1,636	2,108	2,780
Long-term FHLB advances and other debt	310	345	530
Subordinated debentures	167	180	168
Total interest expense	2,113	2,633	3,478
Net interest income	5,387	4,635	6,178
Provision for loan losses	496	1,129	3,375
Net interest income after provision for loan losses	4,891	3,506	2,803
Noninterest income
Service charges on deposit accounts	353	245	271
Net gains on sales of loans	88	404	294
Net gain on sales of securitites		143	353
Gain on sale of fixed assets	1,114
Earnings on bank owned life insurance	130	132	130
Other	208	81	75
Total noninterest income	1,893	1,005	1,123
Noninterest expense
Salaries and employee benefits	3,849	3,906	4,043
Occupancy and equipment	326	269	278
Data processing	632	588	569
Franchise taxes	337	219	253
Professional fees	998	860	944
Director fees	25	119	181
Postage, printing and supplies	215	172	131
Advertising and promotion	40	30	37
Telephone	78	66	74
Loan expenses	90	137	81
Foreclosed assets, net	45	652	1,187
Depreciation	205	237	384
FDIC premiums	300	563	687
Amortization of intangibles	49	40	40
Regulatory assessment	158	143	168
Other insurance	148	153	135
Other	207	123	159
Total non-interest expense	7,702	8,277	9,351
Income (loss) before incomes taxes	(918)	(3,766)	(5,425)
Income tax expense (benefit)
Net income (loss)	(918)	(3,766)	(5,425)
Preferred stock dividends and accretion of discount on preferred stock		(328)	(425)
Discount on redemption of preferred stock		4,960
Earnings (loss) attributable to common stockholders	$ (918)	$ 866	$ (5,850)
Earnings (loss) per common share:
Basic	$ (0.06)	$ 0.14	$ (7.09)
Diluted	$ (0.06)	$ 0.14	$ (7.09)